Income Tax - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense Benefit		$ 1,026,000	$ 673,000
Calculation percentage	50.00%